Marketable Securities - Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 82,352
Less Than 12 Months, Unrealized Loss	(112)
Greater Than 12 Months, Fair Value	0
Greater Than 12 Months, Unrealized Loss	0
Total, Fair Value	82,352
Total, Unrealized Loss	(112)
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	58,581
Less Than 12 Months, Unrealized Loss	(83)
Greater Than 12 Months, Fair Value	0
Greater Than 12 Months, Unrealized Loss	0
Total, Fair Value	58,581
Total, Unrealized Loss	(83)
U.S. government securities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	23,771
Less Than 12 Months, Unrealized Loss	(29)
Greater Than 12 Months, Fair Value	0
Greater Than 12 Months, Unrealized Loss	0
Total, Fair Value	23,771
Total, Unrealized Loss	$ (29)